INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal tax rate	21.00%	21.00%
State taxes, net of federal benefit	4.00%	4.00%
Nondeductible expenses	0.00%	0.00%
Valuation allowance	(25.00%)	(25.00%)
Effective rate	0.00%	0.00%